DERIVATIVE FINANCIAL INSTRUMENTS (Exchange rate derivative contract) (Details) $ in Thousands, € in Millions, R$ in Millions, $ in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 239,876				$ 178,673
Financial liabilities, at fair value	(3,024)				(12,981)
Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(1,811)				(12,211)
Long | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount		R$ 34.5	€ 140.8
Long | Euro Member Countries, Euro | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,196
Financial liabilities, at fair value					(12,954)
Long | Brazil, Brazil Real | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Financial liabilities, at fair value					(493)
Short | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount		R$ 32.0	€ 1.9	$ 241.9
Short | Euro Member Countries, Euro | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Financial liabilities, at fair value					(27)
Short | Colombia, Pesos | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value					109
Financial liabilities, at fair value	(3,007)
Short | Brazil, Brazil Real | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0				$ 1,154